Mar-15-05 03:29pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-366 P.002/002 F-740

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05047071

CERT NYS

1-32456

NYSE

MAR 15, 2005

1086

March 15, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, PANAMSAT HOLDING CORPORATION, Common stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 15, 2005. Tentative listing date – March 17, 2005.

Sincerely,

Paras Madho

PROCESSED
MAR 16 2005
THOMSON
FINANCIAL

1310897